Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other operating income and expenses
Schedule of the operating income and expenses

	2021	2020
	€	€
Impairment charge – intangible assets	53,385	—
Impairment charge (reversal) – receivables from payment service providers (“PSP”)	482,809	(237)
Impairment charge (reversal) – loans to related parties	10,000	(77,733)
Impairment charge (reversal) on cash and cash equivalents	(78,741)	179,690
Other operating income	(333,543)	—
	133,910	101,720